Employee Benefits - Annual Benefit Payments (Details) - United Kingdom - ICON Development Solutions Limited pension plan $ in Thousands	Dec. 31, 2023 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2024	$ 379
2025	420
2026	679
2027	662
2028	612
Years 2029 - 2033	$ 4,028